Revenue recognition (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities [abstract]
Deferred revenue	€ 683	€ 622
Revenue recognition	€ 606	€ 504	€ 448